Credit Risk - Schedule of Impact on Profit Before Tax of Applying an Immediate and Permanent House Price Increase or Decrease to Our Base Case Economic Scenario Explanatory (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [abstract]
Increase in profit before tax due to 20 percentage increase in HPI rate	£ 48	£ 64
Increase in profit before tax due to 10 percentage increase in HPI rate	32	40
Decrease in profit before tax due to 10 percentage decrease in HPI rate	(61)	(69)
Decrease in profit before tax due to 20 percentage decrease in HPI rate	£ (176)	£ (197)